Note 5. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Note 5. Stockholders Equity Tables
Changes in the shares of common stock outstanding
	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of year	1,752,175	1,768,531
Repurchase and retirement of shares (1)	—	(16,356)
Issuance of common stock for services (2)	95,000	—
Issuance of shares for acquisition of customer list from SECCS (3)	70,000	—
Shares issued upon exercise of stock options	20,154	—
Balance at end of year	1,937,329	1,752,175